Securities Held-to-Maturity (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Mortgage-Backed Securities Held-to-Maturity

The following is a comparative summary of mortgage-backed securities held-to-maturity at December 31 (in thousands):

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Pass-through certificates:
GSE	$629	$43	$—	$672
Real estate mortgage investment conduits (REMICs):
GSE	2,988	111	—	3,099

Total securities held-to-maturity	$3,617	$154	$—	$3,771

	2010
	Amortized	Gross	Gross	Estimated
Mortgage-backed securities:
Pass-through certificates:
GSE	$854	$45	$—	$899
Real estate mortgage investment conduits (REMICs):
GSE	4,206	168	—	4,374

Total securities held-to-maturity	$5,060	$213	$—	$5,273